General Information and Basis of Operation (Details)										6 Months Ended
	May 22, 2025 USD ($) $ / shares shares	Apr. 26, 2025 USD ($) shares	Apr. 21, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Dec. 30, 2024 HKD ($)	May 18, 2024 shares	May 08, 2024 $ / shares shares	Mar. 31, 2021 HKD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Apr. 26, 2024 shares	Dec. 31, 2023 shares	May 22, 2022 $ / shares shares
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares										$ 0.00004	$ 0.00004
Common shares authorized										1,250,000,000	1,250,000,000
Ordinary shares, shares issued										26,660,000	25,000,000
Ordinary shares outstanding										26,660,000	25,000,000
Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued										1,660,000
Par value (in Dollars per share) | $ / shares										$ 1
Stock splits				25,000
Ordinary shares, shares issued											25,000,000
Ordinary shares outstanding										26,660,000	25,000,000	2,525,000		2,525,000
Subscribers [Member]
General Information and Basis of Operation [Line Items]
Total consideration					$ 358,046	$ 2,800,000
Metaverse [Member]
General Information and Basis of Operation [Line Items]
Acquired interest percentage								100.00%
Minimum [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares				$ 1
Share capital				50,000
Share capital				50,000
Minimum [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Share capital				50,000
Maximum [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares				$ 0.00004
Common shares authorized				1,250,000,000
IPO [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued		49,900	1,500,000
Ordinary shares, shares issued													49,900
Offering price per shares (in Dollars per share) | $ / shares			$ 4
Gross proceeds (in Dollars) | $			$ 6,000,000
IPO [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares			$ 4
Ordinary shares, shares issued			1,500,000
Gross proceeds (in Dollars) | $			$ 6,000,000
Over-Allotment Option [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued	160,000
Offering price per shares (in Dollars per share) | $ / shares	$ 4
Over-Allotment Option [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares															$ 4
Ordinary shares, shares issued															160,000
Gross proceeds (in Dollars) | $	$ 640,000
Mr. Leung Chun Yip [Member]
General Information and Basis of Operation [Line Items]
Owner ship percentage										100.00%
Everbright Global [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares acquired							50,000
Ordinary shares issued								1
Ordinary shares each were surrendered (in Dollars) | $		$ 1
Par value (in Dollars per share) | $ / shares					$ 1			$ 1
Common shares authorized					619
Everbright Global [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized					280
Mr. Leung [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized									1
Mr. Leung disposed [Member]
General Information and Basis of Operation [Line Items]
Wholly owned (in Dollars) | $									$ 1